Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets for the years ended December 31, 2025 and 2024 are composed of the following:
	December 31,
	2025	2024
Customer relationships	€1,500	€-
Broadcasting rights/sports titles/stadium lease	2,675	75
Brand	9,640	710
Player contracts	5,155	130
Other	-	-
Subtotal	18,970	915
Less accumulated amortization	(1,301)	(134)
Net	17,669	781
Goodwill	10,074	75
Impairment of intangibles	(15,912)	-
Total	€11,831	€856